Balance Sheet Components - Summary of Property and Equipment (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 84,533	$ 39,674
Property and equipment, accumulated depreciation	(43,243)	(31,996)
Property and equipment, net	41,290	7,678
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35,651	35,651
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 48,882	$ 4,023